LOANS RECEIVABLE	12 Months Ended
Mar. 31, 2018
LOANS RECEIVABLE
LOANS RECEIVABLE

Note 4—LOAN RECEIVABLE

	March 31, 2018	March 31, 2017

Loans	$28,696,234	$—
Allowance for loan losses	—	—

Loan receivable	$28,696,234	$—

During the year ended March 31, 2018, the Company started to engage in microlending business through Wusu Company, a licensed loan provider under the PRC regulations, to individual borrowers in China. The loans are short-term loans with typical loan terms within 12 months period. The interest rate for the loans is 8% per annum. The Company accrued the interest income on a monthly basis as it’s earned. The Company does not charge loan origination fees to those borrowers. All of the loans are credit loans. No secured assets or collateral is required.